Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2013	2014
Laboratory equipment	$537,058	$530,495
Computers and hardware	56,156	72,691
Furniture and office equipment	105,048	137,235
Leasehold improvements	6,226	6,226

Total property and equipment	704,488	746,647
Less: accumulated depreciation and amortization	(324,285)	(394,453)

Property and equipment, net	$380,203	$352,194

Assets under Capital Leases Included in Property and Equipment

The Company leases various equipment under capital lease agreements. The assets under capital leases are included in property and equipment as follows:

	December 31,
	2013	2014
Furniture and office equipment	$94,388	$94,388
Less: accumulated depreciation and amortization	(3,146)	(12,585)

	$91,242	$81,803

Estimated Useful Lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Asset Category	Useful Life (in years)
Laboratory equipment	10
Computers and hardware	5-7
Furniture and office equipment	5-10
Leasehold improvements	10-15